DEBT ISSUED AND OTHER OBLIGATIONS (Details 3) - Bonds [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
A [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2017
Interest rate	3.75%
Currency	UF
Notional value		$ 67,084
B [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	10/1/2017
Interest rate	3.50%
Currency	UF
Notional value		66,466
E [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	6/1/2032
Interest rate	5.00%
Currency	UF
Notional value	$ 42,493	41,871
F [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	1/1/2032
Interest rate	4.00%
Currency	UF
Notional value	$ 26,243	26,961
G [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	3/1/2032
Interest rate	4.00%
Currency	UF
Notional value	$ 27,399	41,894
H [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	9/1/2015
Interest rate	3.00%
Currency	UF
Notional value
I [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	10/1/2030
Interest rate	4.00%
Currency	UF
Notional value	$ 27,961	27,533
J [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	1/1/2031
Interest rate	4.00%
Currency	UF
Notional value	$ 27,625	27,203
K [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	6/1/2021
Interest rate	3.50%
Currency	UF
Notional value	$ 26,906	26,406
L-2 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	10/1/2022
Interest rate	3.50%
Currency	UF
Notional value	$ 26,543	26,039
M-2 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	10/1/2018
Interest rate	3.50%
Currency	UF
Notional value	$ 26,829	26,332
N [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	5/1/2019
Interest rate	3.50%
Currency	UF
Notional value	$ 26,839	26,364
O [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	3/1/2021
Interest rate	3.50%
Currency	UF
Notional value	$ 26,630	26,118
P [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	3/1/2026
Interest rate	3.75%
Currency	UF
Notional value	$ 26,725	26,262
Q-1 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	3/1/2023
Interest rate	3.75%
Currency	UF
Notional value	$ 26,912	26,451
R-2 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	2/1/2028
Interest rate	3.75%
Currency	UF
Notional value	$ 26,846	26,387
S [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	9/1/2020
Interest rate	3.50%
Currency	UF
Notional value	$ 26,814	26,321
T [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	9/10/2022
Interest rate	3.50%
Currency	UF
Notional value	$ 26,797	26,320
U [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	9/1/2024
Interest rate	3.75%
Currency	UF
Notional value	$ 26,621	26,144
V [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	9/1/2027
Interest rate	3.75%
Currency	UF
Notional value	$ 26,425	25,945
W [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	9/1/2029
Interest rate	3.75%
Currency	UF
Notional value	$ 26,388	25,914
X [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	3/1/2024
Interest rate	3.80%
Currency	UF
Notional value	$ 53,993	53,118
Y [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	3/1/2028
Interest rate	3.80%
Currency	UF
Notional value	$ 53,840	52,943
Z [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	2/1/2033
Interest rate	3.80%
Currency	UF
Notional value	$ 27,181	26,739
AA [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	6/1/2018
Interest rate	6.70%
Currency	CLP
Notional value	$ 27,868	30,765
AB [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	10/1/2029
Interest rate	3.80%
Currency	UF
Notional value	$ 42,360	41,770
AC [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	10/1/2033
Interest rate	3.80%
Currency	UF
Notional value	$ 55,727	54,867
AF [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	6/1/2022
Interest rate	3.50%
Currency	UF
Notional value	$ 54,437	53,663
AG [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	6/1/2024
Interest rate	3.50%
Currency	UF
Notional value	$ 164,469	162,150
AH [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	6/1/2029
Interest rate	3.60%
Currency	UF
Notional value	$ 55,595	54,792
AI [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	4/1/2020
Interest rate	3.50%
Currency	UF
Notional value	$ 138,739	137,924
AJ [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	6/1/2025
Interest rate	3.60%
Currency	UF
Notional value	$ 55,554	58,620
AL-2 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2025
Interest rate	3.50%
Currency	UF
Notional value	$ 55,321	54,483
BCORAF0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2017
Interest rate	3.00%
Currency	UF
Notional value		166,897
BCORAG0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	9/10/2018
Interest rate	3.00%
Currency	UF
Notional value	$ 77,592	81,084
BCORAI0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2020
Interest rate	3.00%
Currency	UF
Notional value	$ 197,220	195,199
BCOR-L0707 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2017
Interest rate	3.40%
Currency	UF
Notional value		107,869
BCORAJ0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8/3/2021
Interest rate	3.00%
Currency	UF
Notional value	$ 104,654	75,080
BCOR-P0110 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/9/2020
Interest rate	7.30%
Currency	CLP
Notional value	$ 23,838	24,982
BCORBW0914 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8/30/2020
Interest rate	5.00%
Currency	CLP
Notional value	$ 45,379	46,669
BCOR-R0110 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/9/2020
Interest rate	4.00%
Currency	UF
Notional value	$ 140,265	140,226
BCORUSD0118 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	1/15/2018
Interest rate	3.13%
Currency	USD
Notional value	$ 452,172	495,871
BCORUSD0919 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	9/22/2019
Interest rate	3.88%
Currency	USD
Notional value	$ 471,546	517,724
BCORAL0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8/3/2023
Interest rate	3.00%
Currency	UF
Notional value	$ 112,173	110,845
BCORAN0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2025
Interest rate	3.00%
Currency	UF
Notional value	$ 181,908	179,460
BCORAO0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	7/1/2026
Interest rate	3.00%
Currency	UF
Notional value	$ 324,089	234,079
BCORBX0914 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8/30/2021
Interest rate	5.00%
Currency	CLP
Notional value	$ 41,718	43,336
BCORCA0914 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	9/1/2024
Interest rate	5.00%
Currency	CLP
Notional value	$ 100,105	99,917
BBSA168B18 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	3/2/2018
Interest rate	8.99%
Currency	COP
Notional value	$ 45,255	48,144
BBSA26SA48 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8/10/2020
Interest rate	8.74%
Currency	COP
Notional value	$ 43,406	46,181
BBSA316SA060 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	11/23/2020
Interest rate	8.03%
Currency	COP
Notional value	$ 37,940	40,364
BBCR1109B84 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	10/28/2017
Interest rate	10.33%
Currency	COP
Notional value		26,606
BBCR3119B84 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8/3/2018
Interest rate	10.57%
Currency	COP
Notional value	$ 19,686	21,005
BBCR1099B120 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	12/10/2019
Interest rate	11.30%
Currency	COP
Notional value	$ 17,676	18,826
BBSA69C120 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8/10/2026
Interest rate	10.68%
Currency	COP
Notional value	$ 21,732	23,198
BBSA69C180 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8/10/2031
Interest rate	10.95%
Currency	COP
Notional value	$ 40,578	43,316
BBSA3169C180 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	11/23/2031
Interest rate	10.80%
Currency	COP
Notional value	$ 46,388	49,479
BBSA168B18 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	9/2/2017
Interest rate	9.74%
Currency	COP
Notional value		19,047
BBCR3117C84 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	8/3/2018
Interest rate	4.58%
Currency	COP
Notional value	$ 13,203	13,494
BCORBZ0914 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	1/9/2023
Interest rate	5.00%
Currency	CLP
Notional value	$ 102,921
BCORBY0914 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	1/9/2022
Interest rate	5.00%
Currency	CLP
Notional value	$ 31,306
BCORAP0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	1/7/2027
Interest rate	3.00%
Currency	CLF
Notional value	$ 380,404
BCORAQ0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	1/7/2028
Interest rate	3.00%
Currency	CLF
Notional value	$ 293,884
BCORAK0710 [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date	1/7/2022
Interest rate	3.00%
Currency	CLF
Notional value	$ 173,514